Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (19,158,148)	$ (3,808,172)	$ (104,221,432)	$ (21,055,599)
Other comprehensive income (loss):
Currency translation adjustments	118,761	(276,166)	(571,816)	(484,641)
Total comprehensive loss attributable to Near Intelligence, Inc.	$ (19,039,387)	$ (4,084,338)	$ (104,793,248)	$ (21,540,240)